Investment Objectives and Goals - Token Shares [Member] - Stablecoin Reserves Fund	Oct. 22, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Stablecoin Reserves Fund—Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Stablecoin Reserves Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.